Segment Information (Details)	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Number of operating segment	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	chief executive officer
Segment reporting, CODM, profit (loss) measure, Description	The Company’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. For the purpose of internal reporting and management’s operation review, the Company’s chief executive officer does not segregate the Company’s business by service lines. Management has determined that the Company has one operating segment, which is the freight forwarding services.